Segment information (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
EUDA Health Limited [Member]
Schedule of Segment Reporting Information

	For the Six Months Ended June 30, 2022
		Property
	Medical	Management
	Services	Services	Consolidated
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$2,994,846	$2,100,214	$5,095,060
Income (loss) from operations	$(1,667,707)	$7,722	$(1,659,985)
Income (loss) before income taxes	$(1,728,395)	$190,781	$(1,537,614)
Net income (loss)	$(1,769,586)	$134,019	$(1,635,567)

	For the Six Months Ended June 30, 2021
		Property
	Medical	Management
	Services	Services	Consolidated
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$2,849,471	$2,308,631	$5,158,102
Income (loss) from operations	$(845,638)	$164,915	$(680,723)
Income (loss) before income taxes	$(907,030)	$2,305,515	$1,398,485
Net income (loss)	$(907,030)	$2,252,864	$1,345,834

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

	For the Year Ended December 31, 2021
		Property
	Medical	Management
	Services	Services	Consolidated
Revenues	$5,986,030	$4,558,520	$10,544,550
Loss from operations	$(1,186,885)	$(41,342)	$(1,228,227)
Income (loss) before income taxes	$(1,239,438)	$2,187,975	$948,537
Net income (loss)	$(1,241,091)	$2,141,487	$900,396

	For the Year Ended December 31, 2020
		Property
	Medical	Management
	Services	Services	Consolidated
Revenues	$4,320,698	$4,554,681	$8,875,379
Income (loss) from operations	$(973,458)	$79,902	$(893,556)
Income (loss) before income taxes	$(738,188)	$984,637	$246,449
Net income (loss)	$(738,188)	$937,160	$198,972

	For the Nine Months Ended September 30, 2022
		Property
	Medical	Management
	Services	Services	Corporate	Consolidated
	(Unaudited)	(Unaudited)		(Unaudited)
Revenues	$4,465,667	$2,940,761	$-	$7,406,428
Loss from operations	$(707,164)	$(111,052)	$(1,567,820)	$(2,386,036)
Income (loss) before income taxes	$(887,726)	$153,207	$(1,567,820)	$(2,302,339)
Net income (loss)	$(884,803)	$75,759	$(1,567,820)	$(2,376,864)

		For the Nine Months Ended September 30, 2021
		Property
	Medical	Management
	Services	Services	Corporate	Consolidated
	(Unaudited)	(Unaudited)		(Unaudited)
Revenues	$4,434,617	$3,417,110	$-	$7,851,727
Income (loss) from operations	$(1,040,144)	$11,362	$-	$(1,028,782)
Income (loss) before income taxes	$(1,118,171)	$2,198,340	$-	$1,080,169
Net income (loss)	$(1,118,171)	$2,148,486	$-	$1,030,315

The accounting principles for the Company’s revenue by segment are set out in Note 3.

As of September 30, 2022, the Company’s total assets were composed of $2,203,559 (Unaudited) for medical services and $4,474,605 (Unaudited) for property management services.

As of December 31, 2021, the Company’s total assets were composed of $1,586,589 for medical services and $6,412,439 for property management services.

As substantially all of the Company’s long-lived assets are located in Singapore and all of the Company’s revenue is derived from Singapore, no geographical information is presented.